Matthews Emerging Markets Sustainable Future Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.5%
	Shares	Value
China/Hong Kong: 30.3%
Meituan Class Ba,b,c	95,600	$1,284,021
Legend Biotech Corp. ADR[b]	36,713	1,197,211
JD Health International, Inc.[a,b,c]	133,450	1,140,613
Alibaba Group Holding, Ltd.	47,800	1,087,425
Contemporary Amperex Technology Co., Ltd. A Shares	15,500	874,232
Full Truck Alliance Co., Ltd. ADR	62,485	810,430
Hong Kong Exchanges & Clearing, Ltd.	12,100	687,394
Lam Research Corp.	3,395	454,591
Zhihu, Inc. ADR[b]	81,982	415,649
Silergy Corp.	26,000	220,093
Medlive Technology Co., Ltd.[a,c]	130,500	219,054
Flat Glass Group Co., Ltd. H Shares	150,000	219,012
NARI Technology Co., Ltd. A Shares	66,200	213,255
DiDi Global, Inc. ADR[b]	30,442	189,349
BYD Co., Ltd. H Shares	13,000	184,129
Kanzhun, Ltd. ADR[b]	3,406	79,564
Total China/Hong Kong		9,276,022

India: 18.5%
Bandhan Bank, Ltd.[a,c]	987,376	1,803,858
Swiggy, Ltd.[b]	167,308	796,981
Indus Towers, Ltd.[b]	201,534	778,319
Mahindra & Mahindra, Ltd.	16,682	643,879
Inox Wind, Ltd.[b]	292,347	461,756
Phoenix Mills, Ltd.	25,508	446,877
Shriram Finance, Ltd.	40,592	281,666
NTPC Green Energy, Ltd.[b]	183,229	200,608
HDFC Asset Management Co., Ltd.[a,c]	2,947	183,630
UNO Minda, Ltd.	2,343	34,273
Marico, Ltd.	3,397	26,682
Total India		5,658,529

Taiwan: 18.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	66,000	2,825,973
Elite Material Co., Ltd.	23,000	924,437
AURAS Technology Co., Ltd.	19,000	523,656
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,585	442,675
Andes Technology Corp.[b]	41,000	412,987
M31 Technology Corp.	21,800	325,448
Poya International Co., Ltd.	4,421	68,031
Airtac International Group	1,000	24,706
Total Taiwan		5,547,913

South Korea: 13.3%
Samsung Electronics Co., Ltd.	20,708	1,238,303
Eugene Technology Co., Ltd.	15,708	782,573
HD Hyundai Electric Co., Ltd.	1,846	765,740
SK Square Co., Ltd.[b]	4,352	625,016
Samsung SDI Co., Ltd.	2,407	351,687
Industrial Bank of Korea	23,089	320,240
Total South Korea		4,083,559

Brazil: 6.0%
YDUQS Participacoes SA	295,700	717,380
B3 SA - Brasil Bolsa Balcao	188,900	475,305
NU Holdings, Ltd. Class Ab	23,089	369,655

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,800	$268,035
Total Brazil		1,830,375

Poland: 2.7%
InPost SAb	67,580	829,798
Total Poland		829,798

United States: 2.6%
Micron Technology, Inc.	4,800	803,136
Total United States		803,136

Romania: 1.8%
Banca Transilvania SA	86,384	561,318
Total Romania		561,318

Turkey: 1.8%
Akbank TAS	219,732	331,338
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	88,600	207,967
Total Turkey		539,305

Greece: 1.6%
Piraeus Financial Holdings SA	58,724	497,771
Total Greece		497,771

Indonesia: 0.8%
PT Bank Rakyat Indonesia Persero Tbk	999,500	233,906
Total Indonesia		233,906

Jordan: 0.6%
Hikma Pharmaceuticals PLC	8,091	184,955
Total Jordan		184,955

Argentina: 0.4%
Grupo Financiero Galicia SA ADR	4,109	113,244
Total Argentina		113,244

Vietnam: 0.3%
Nam Long Investment Corp.	70,900	107,851
Total Vietnam		107,851

Philippines: 0.3%
Security Bank Corp.	75,650	92,808
Total Philippines		92,808

Chile: 0.1%
Aguas Andinas SA Class A	87,951	33,386
Total Chile		33,386

South Africa: 0.1%
Nedbank Group, Ltd.	2,469	30,554
Total South Africa		30,554

Matthews Emerging Markets Sustainable Future Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Kazakhstan: 0.1%
Kaspi.KZ JSC ADR	362	$29,568
Total Kazakhstan		29,568

Saudi Arabia: 0.1%
Saudi Tadawul Group Holding Co.	298	16,369
Total Saudi Arabia		16,369

TOTAL COMMON EQUITIES		30,470,367
(Cost $25,329,894)
PREFERRED EQUITIES: 0.5%
South Korea: 0.5%
Samsung SDI Co., Ltd., Pfd.	1,649	151,966
Total South Korea		151,966

TOTAL PREFERRED EQUITIES		151,966
(Cost $207,512)

Total Investments: 100.0%		30,622,333
(Cost $25,537,406)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		5,382
Net Assets: 100.0%		$30,627,715

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $4,631,176, which is 15.12% of net assets.

b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).